UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     November 12, 2009

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:  294,039

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    5,936   120000     SH         SOLE             120000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   25,604   920000     SH         SOLE             920000     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   10,205   370000     SH         SOLE             370000     0         0
ARBINET-THEXCHANGE, INC.       COMMON       03875P 10 0    2,350  1000000     SH         SOLE            1000000     0         0
AT&T INC.                      COMMON       00206R 10 2    5,402   200000     SH         SOLE             200000     0         0
BANK OF NEW YORK
  MELLON CORP.                 COMMON       064057 10 2   19,568   675000     SH         SOLE             675000     0         0
BERRY PETROLEUM COMPANY        CLASS A      085789 10 5    8,034   300000     SH         SOLE             300000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   22,114   770000     SH         SOLE             770000     0         0
CARLISLE COMPANIES INC.        COMMON       142339 10 0    6,782   200000     SH         SOLE             200000     0         0
COHERENT, INC.                 COMMON       192479 10 3   19,379   831000     SH         SOLE             831000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   16,898  1700000     SH         SOLE            1700000     0         0
DEVON ENERGY CORPORATION       COMMON       25179M 10 3   13,466   200000     SH         SOLE             200000     0         0
DOVER CORPORATION              COMMON       260003 10 8   15,504   400000     SH         SOLE             400000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2      375    10000     SH         SOLE              10000     0         0
FLEXTRONICS INTERNATIONAL LTD  COMMON       Y2573F 10 2    4,706   630000     SH         SOLE             630000     0         0
GENERAL ELECTRIC COMPANY       COMMON       369604 10 3    3,284   200000     SH         SOLE             200000     0         0
GEOMET INC.                    COMMON       37250U 20 1    3,380  2000000     SH         SOLE            2000000     0         0
HERITAGE-CRYSTAL CLEAN INC.    COMMON       42726M 10 6    1,275   100000     SH         SOLE             100000     0         0
HOME FEDERAL BANCORP, INC.     COMMON       43710G 10 5      910    79714     SH         SOLE              79714     0         0
INTEL CORPORATION              COMMON       458140 10 0   13,895   710000     SH         SOLE             710000     0         0
MAXIM INTEGRATED PRODUCTS      COMMON       57772K 10 1    5,442   300000     SH         SOLE             300000     0         0
MCMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    5,058   670000     SH         SOLE             670000     0         0
MEDTRONIC, INC.                COMMON       585055 10 6    3,680   100000     SH         SOLE             100000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    3,007   350000     SH         SOLE             350000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   17,271   300000     SH         SOLE             300000     0         0
NEWSTAR FINANCIAL INC.         COMMON       65261F 10 5      494   150000     SH         SOLE             150000     0         0
NEXEN INC.                     COMMON       65334H 10 2    4,514   200000     SH         SOLE             200000     0         0
PRECISION CASTPARTS
  CORPORATION                  COMMON       740189 10 5   10,187   100000     SH         SOLE             100000     0         0
RADISYS CORPORATION            COMMON       750459 10 9    8,690  1000000     SH         SOLE            1000000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   11,725   230000     SH         SOLE             230000     0         0
SONUS NETWORKS, INC.           COMMON       835916 10 7    6,848  3230000     SH         SOLE            3230000     0         0
VICAL INCORPORATED             COMMON       925602 10 4    1,108   260000     SH         SOLE             260000     0         0
VODAFONE GROUP PLC             COMMON       92857W 20 9      900    40000     SH         SOLE              40000     0         0
WALGREEN CO.                   COMMON       931422 10 9    8,618   200000     SH         SOLE             200000     0         0
XEROX CORPORATION              COMMON       984121 10 3    7,430   960000     SH         SOLE             960000     0         0